Expense Example {- Franklin Income VIP Fund} - FTVIP Class 1-62 - Franklin Income VIP Fund - Class 1	May 01, 2021 USD ($)
Expense Example:
1 year	$ 48
3 years	153
5 years	268
10 years	$ 603